UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [X]; Amendment Number: 2
This Amendment (check only one):        [X] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        1 441 292 1962
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           16
Form 13F Information Table Value Total:           $15,715,689.64

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP INC                  CALL             172967901    0.095      950 SH  CALL OTHER   LLC                 0      950        0
DISCOVERY LABORATORIES INC N   COM              254668106 138.6134   123762 SH       OTHER   LLC                 0   123762        0
DISCOVERY LABORATORIES INC N   COM              254668106   85.385   500000 SH       OTHER   LLC                 0   500000        0
GEOEYE INC                     COM              37250W108 115.2261     5992 SH       OTHER   LLC                 0     5992        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 4733.549  8438000 SH       OTHER   LLC                 0  8438000        0
LENNAR CORP                    CL B             526057302 2295.086   354180 SH       OTHER   LLP                 0   354180        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118  473.073   133260 SH       OTHER   LLC                 0   133260        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126    522.5   125000 SH       OTHER   LLC                 0   125000        0
MUELLER WTR PRODS INC          COM SER B        624758207 843.3248    99920 SH       OTHER   LLP                 0    99920        0
RAYTHEON CO                    W EXP 06/16/201  755111119   3267.4   210800 SH       OTHER   LLC                 0   210800        0
SPDR TR UNIT SER 1                              78462F103   3158.4    35000 SH       OTHER   LLC                 0    35000        0
SPDR SERIES TRUST              PUT              78464A956     1.07      107 SH  PUT  OTHER   LLC                 0      107        0
SELECT SECTOR SPDR TR          CALL             81369Y906      0.9      900 SH  CALL OTHER   LLC                 0      900        0
ZIOPHARM ONCOLOGY INC          COM              98973P101  81.0666   139770 SH       OTHER   LLC                 0   139770        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    15000 SH       OTHER   LLC                 0    15000        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    10000 SH       OTHER   LLP                 0    10000        0